Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($) $ in Millions	Total	Common shares	Common shares held in treasury, at cost	Additional paid-in capital	Accumulated other comprehensive income/(loss), net of tax	Retained earnings
Balance - beginning of period at Dec. 31, 2024		$ 1.2	$ (105.5)	$ 2,044.6	$ 4.5	$ 503.6
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares repurchased and retired		(0.2)		(248.0)
Retirement of treasury shares			105.5
Share compensation expense				5.3
Shares withheld for employee taxes on restricted share unit vesting				(0.2)
Unrealized gains/(losses) arising during the period, net of reclassification adjustment	$ 35.6				35.6
Net income	107.7					107.7
Dividends on common shares						(38.0)
Balance - end of period at Sep. 30, 2025	2,416.1	1.0	0.0	1,801.7	40.1	573.3
Balance - beginning of period at Jun. 30, 2025		1.0	0.0	1,831.2	32.7	458.5
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares repurchased and retired		0.0		(31.9)
Retirement of treasury shares			0.0
Share compensation expense				2.4
Shares withheld for employee taxes on restricted share unit vesting				0.0
Unrealized gains/(losses) arising during the period, net of reclassification adjustment	7.4				7.4
Net income						130.5
Dividends on common shares						(15.7)
Balance - end of period at Sep. 30, 2025	2,416.1	1.0	0.0	1,801.7	40.1	573.3
Balance - beginning of period at Dec. 31, 2025		1.0	0.0	1,685.6	37.1	675.9
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares repurchased and retired		(0.2)		(362.3)
Retirement of treasury shares			0.0
Share compensation expense				8.8
Shares withheld for employee taxes on restricted share unit vesting				(1.7)
Unrealized gains/(losses) arising during the period, net of reclassification adjustment	(78.7)				(78.7)
Net income	214.1					214.1
Dividends on common shares						(38.4)
Balance - end of period at Sep. 30, 2026	2,141.2	0.8	0.0	1,330.4	(41.6)	851.6
Balance - beginning of period at Jun. 30, 2026		0.8	0.0	1,409.9	7.3	802.5
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares repurchased and retired		0.0		(83.0)
Retirement of treasury shares			0.0
Share compensation expense				3.6
Shares withheld for employee taxes on restricted share unit vesting				(0.1)
Unrealized gains/(losses) arising during the period, net of reclassification adjustment	(48.9)				(48.9)
Net income						61.7
Dividends on common shares						(12.6)
Balance - end of period at Sep. 30, 2026	$ 2,141.2	$ 0.8	$ 0.0	$ 1,330.4	$ (41.6)	$ 851.6